Cover Page	8 Months Ended
Sep. 30, 2021
Entity Information [Line Items]
Document Type	S-1/A
Entity Registrant Name	Noble Finance Company
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001169055
Amendment Flag	true
Amendment Description	AMENDMENT NO. 2